PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya MidCap Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 100.0%
Communication Services : 5.7%
110,728
(1)
AST SpaceMobile, Inc.
$ 6,544,025
0.9
74,157
(1)
Live Nation
Entertainment, Inc.
13,340,103
1.8
66,630
(1)
Take-Two Interactive
Software, Inc.
14,638,611
2.0
41,747  TKO Group Holdings,
Inc.
7,623,419
1.0
42,146,158
5.7
Consumer Discretionary : 9.7%
16,890
(1)
Burlington Stores, Inc.
4,387,346
0.6
139,750
(1)
Cava Group, Inc.
9,188,563
1.2
283,821
(1)
On Holding AG - Class
A
8,088,898
1.1
24,106
Ralph Lauren Corp.
8,362,371
1.1
55,439  Royal Caribbean
Cruises Ltd.
14,898,677
2.0
54,348
(1)
SharkNinja, Inc.
10,461,447
1.4
62,648
Texas Roadhouse, Inc.
12,253,949
1.7
40,665
Wingstop, Inc.
4,452,004
0.6
72,093,255
9.7
Consumer Staples : 2.0%
214,289
(1)
Celsius Holdings, Inc.
6,739,389
0.9
74,517
(1)
elf Beauty, Inc.
8,126,079
1.1
14,865,468
2.0
Energy : 4.5%
30,160
Cheniere Energy, Inc.
8,797,370
1.2
32,110  Marathon Petroleum
Corp.
11,987,305
1.6
41,498
Targa Resources Corp.
12,185,888
1.7
32,970,563
4.5
Financials : 5.8%
129,717
(1)
Affirm Holdings, Inc.
9,657,430
1.3
13,079  Ameriprise Financial,
Inc.
7,234,126
1.0
196,559
(1)
Bullish
6,688,903
0.9
186,085
(1)
Robinhood Markets,
Inc. - Class A
19,503,569
2.6
43,084,028
5.8
Health Care : 15.0%
29,721
(1)
Ascendis Pharma A/S
7,817,812
1.1
74,821
(1)
BrightSpring Health
Services, Inc.
4,369,546
0.6
27,622
Cencora, Inc.
8,938,479
1.2
12,995
(1)
Charles River
Laboratories
International, Inc.
3,745,679
0.5
46,191
(1)
Cytokinetics, Inc.
3,275,404
0.4
92,419
(1)
Dexcom, Inc.
8,415,674
1.1
330,875
(1)
Elanco Animal Health,
Inc.
7,914,530
1.1
21,217
(1)
Hinge Health, Inc.
- Class A
1,963,845
0.3
22,917
(1)
ICON PLC
3,781,076
0.5
52,129
(1)
Natera, Inc.
16,783,453
2.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
30,443
(1)
Protagonist
Therapeutics, Inc.
$ 4,497,953
0.6
28,234
Quest Diagnostics, Inc.
6,784,630
0.9
42,487
(1)
Repligen Corp.
7,689,297
1.0
65,824
(1)
Revolution Medicines,
Inc.
13,531,440
1.8
136,538  Royalty Pharma PLC
- Class A
8,384,799
1.1
27,014
(1)
Twist Bioscience Corp.
3,754,946
0.5
111,648,563
15.0
Industrials : 21.4%
54,628
(1)
AeroVironment, Inc.
8,104,064
1.1
779,019
(1)
Archer Aviation, Inc.
- Class A
4,502,730
0.6
42,769
(1)
Axon Enterprise, Inc.
24,231,205
3.3
27,415  Carpenter Technology
Corp.
13,061,054
1.8
12,482  Comfort Systems USA,
Inc.
19,292,429
2.6
283,229
CSX Corp.
14,305,897
1.9
41,410
HEICO Corp.
13,712,921
1.8
421,165
(1)
Joby Aviation, Inc.
2,880,769
0.4
91,524
PACCAR, Inc.
11,360,874
1.5
215,106
(1)
Rocket Lab Corp.
13,749,575
1.8
157,798
Rollins, Inc.
5,691,774
0.8
756,899
(1)
Shoals Technologies
Group, Inc. - Class A
5,237,741
0.7
22,237  Trane Technologies
PLC
9,882,123
1.3
12,755
United Rentals, Inc.
13,239,690
1.8
159,252,846
21.4
Information Technology : 32.2%
61,479
(1)
Akamai Technologies,
Inc.
6,677,849
0.9
59,329
(1)
Astera Labs, Inc.
17,619,526
2.4
20,670
(1)
Celestica, Inc.
6,188,598
0.8
26,578
(1)
Cerebras Systems,
Inc. - Class A
4,896,731
0.7
107,662
(1)
Cloudflare, Inc. - Class
A
32,848,753
4.4
120,873
(1)
CoreWeave, Inc.
- Class A
10,260,909
1.4
102,319
(1)
Datadog, Inc. - Class A
24,253,696
3.3
275,261
(1)
Figma, Inc. - Class A
7,566,925
1.0
51,387
(1)
Hut 8 Corp.
4,041,074
0.5
60,037
(1)
Lattice Semiconductor
Corp.
6,924,668
0.9
21,296
(1)
Lumentum Holdings,
Inc.
19,480,729
2.6
98,292  Microchip Technology,
Inc.
7,219,547
1.0
37,307
(1)
MongoDB, Inc.
16,913,875
2.3
16,469
(1)
Onto Innovation, Inc.
4,400,681
0.6
78,100
(1)
Quantinuum, Inc.
- Class A
3,912,810
0.5
252,462
(1)
Samsara, Inc. - Class
A
10,313,073
1.4

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya MidCap Opportunities Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
109,429
(1)
Snowflake, Inc. - Class
A
$ 36,268,053
4.9
39,380
Teradyne, Inc.
13,776,305
1.8
164,270
(1)
Viavi Solutions, Inc.
5,961,358
0.8
239,525,160
32.2
Materials : 2.7%
9,140  Martin Marietta
Materials, Inc.
4,740,918
0.6
124,073
(1)
MP Materials Corp.
6,792,997
0.9
126,494  Teck Resources Ltd.
- Class B
8,616,771
1.2
20,150,686
2.7
Utilities : 1.0%
26,390
NRG Energy, Inc.
2,906,067
0.4
33,370
Vistra Corp.
4,584,037
0.6
7,490,104
1.0
Total Common Stock
(Cost $716,752,786)
743,226,831
100.0
SHORT-TERM INVESTMENTS : 0.3%
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.3%
2,217,128
(2)
BlackRock Liquidity
Funds, FedFund ,
Institutional Class,
3.560%
(Cost $2,217,128) $ 2,217,128 0.3
Total Short-Term
Investments
(Cost $2,217,128)
2,217,128
0.3
Total Investments in
Securities
(Cost $718,969,914) $ 745,443,959 100.3
Liabilities in Excess
of Other Assets (1,895,135) (0.3)
Net Assets $ 743,548,824 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2026.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
3
Voya MidCap Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 743,226,831 $ — $ — $ 743,226,831
Short-Term Investments 2,217,128 — — 2,217,128
Total Investments, at fair value $ 745,443,959 $ — $ — $ 745,443,959
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 66,126,074
Gross Unrealized Depreciation (39,652,029)
Net Unrealized Appreciation $ 26,474,045